Additional information - condensed financial statements of the Company (Tables)	12 Months Ended
Dec. 31, 2013
Additional information - condensed financial statements of the Company
Condensed Statement of Operations

	For the year ended	For the year ended	For the year ended
	December 31, 2011	December 31, 2012	December 31, 2013
	RMB	RMB	RMB
Revenues	—	—	—
Total operating expenses	(32,063)	(22,576)	(24,368)
Loss from operations	(32,063)	(22,576)	(24,368)
Interest expense	(206,853)	(192,618)	(47,330)
Change in fair value of derivatives	57,015	32	(51,074)
Share of loss from subsidiaries	(465,989)	(1,809,926)	(246,909)
Convertible bond buyback gain/(loss)	4,312	(8,466)	—
Other income/(loss)	79,233	371,297	(59,599)
Loss before income taxes	(564,345)	(1,662,257)	(429,280)
Income tax expense	—	—	—
Net loss	(564,345)	(1,662,257)	(429,280)
Less: fair value of warrants in excess of net proceeds of equity offering	—	—	44,396
Net loss attributable to JA Solar Holdings	(564,345)	(1,662,257)	(473,676)

Condensed Statement of Financial Position

	December 31,	December 31,
	2012	2013
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	17,011	34,293
Other receivable from subsidiaries	252,326	244,772
Other current assets	16,155	3,631
Total current assets	285,492	282,696
Investments in subsidiaries	2,809,195	2,579,236
Amount due from subsidiaries	2,771,785	2,557,138
Total assets	5,866,472	5,419,070
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Other payables to subsidiaries and employees	6,572	7,788
Accrued and other liabilities	14,589	3,611
Convertible notes	708,548	—
Derivatives liabilities - warrants	—	31,106
Interest payable	4,123	—
Total current liabilities	733,832	42,505
Long-term amount due to subsidiaries	239,816	602,044
Derivatives liabilities - warrants	—	154,259
Total liabilities	973,648	798,808

Commitments and Contingencies

Shareholders’ equity :
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized, 199,863,607 and 227,499,837 shares issued and outstanding as of December 31, 2012 and December 31, 2013)	153	170
Additional paid-in capital	5,135,587	5,327,177
Accumulated deficit	(239,898)	(713,574)
Accumulated other comprehensive (loss)/gain	(3,018)	6,489
Total shareholders’ equity	4,892,824	4,620,262
Total liabilities and shareholders’ equity	5,866,472	5,419,070

Condensed Statement of Cash Flows

	For the year ended December 31, 2011	For the year ended December 31, 2012	For the year ended December 31, 2013
	RMB	RMB	RMB
Cash flows from operating activities:
Net loss	(564,345)	(1,662,257)	(429,280)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation expense	1,676	2,055	1,960
Share of loss from subsidiaries	465,989	1,809,926	246,909
Amortization of deferred issuance cost and increase in accretion of convertible notes	140,894	135,725	35,030
Change in the fair value of derivatives	(57,015)	(32)	51,074
Exchange loss	96,122	4,422	85,032
(Gain)/loss from senior convertible notes buyback	(4,312)	8,466	—
Gain from sales of claim against loaned shares	—	(369,153)	—
Acquisition gain	(187,387)	—	—
Changes in operating assets and liabilities:
Decrease in receivables from subsidiaries	12,890	—
Decrease /(increase) in other current assets	29,425	(3,227)	1,651
Increase in other payables to subsidiaries and employees	6,572	—	1,216
Decrease in accrued and other liabilities	(15,167)	(33,728)	(10,978)
Decrease in interest payable	(631)	(3,746)	(4,123)
Net cash used in operating activities	(75,289)	(111,549)	(21,509)
Cash flows from investing activities:
Loans granted to subsidiaries	(3,160)	(12,349)	—
Loans repayment by subsidiaries	93,116	125,710	133,458
Net cash provided by investing activities	89,956	113,361	133,458
Cash flows from financing activities:
Proceeds from long-term loan from subsidiaries	51,314	211,193	623,759
Repurchase of senior convertible notes	(28,469)	(617,937)	(740,027)
Proceeds from sales of claim against loaned shares	—	369,153	—
Proceeds from issuance of ordinary shares	—	—	128,529
Proceeds from issuance of ordinary shares upon exercise of warrants	—	—	143,107
Repurchase of ADS	—	(15,276)	—
Repayment of long-term loan from subsidiaries	(9,851)	(12,571)	(253,629)
Proceeds from exercise of stock options	23,076	—	3,389
Net cash provided by /(used in) financing activities	36,070	(65,438)	(94,872)
Effect of exchange rate changes on cash and cash equivalents	(1,752)	3,628	205
Net increase /(decrease) in cash and cash equivalents	48,985	(59,998)	17,282
Cash and cash equivalents at the beginning of the year	28,024	77,009	17,011
Cash and cash equivalents at the end of the year	77,009	17,011	34,293